UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	525 Bigham Knoll
		Jacksonville, OR  97530

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 30, 2010

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $99,939,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3362    84677 SH       SOLE                    83822
ARCHER-DANIELS-MID             COM              039483102     2326    90078 SH       SOLE                    89208
AT&T INC                       COM              00206R102     2135    88266 SH       SOLE                    87376
BECTON DICKINSON               COM              075887109     2056    30411 SH       SOLE                    30081
BRISTOL MYERS SQUIBB CO        COM              110122108     2603   104386 SH       SOLE                   103306
CATERPILLAR INC                COM              149123101     2944    49005 SH       SOLE                    48505
CHEVRON CORP                   COM              166764100     2966    43712 SH       SOLE                    43312
CHUBB CORP COM                 COM              171232101     2727    54529 SH       SOLE                    53979
CONOCOPHILLIPS                 COM              20825C104     2213    45074 SH       SOLE                    44644
CONSOLIDATED EDISON COM        COM              209115104     3164    73419 SH       SOLE                    72669
DU PONT E I DE NEMOURS COM     COM              263534109     2988    86394 SH       SOLE                    85444
EMERSON ELECTRIC               COM              291011104     2634    60297 SH       SOLE                    59707
EXXON MOBIL CORP               COM              30231G102     3028    53056 SH       SOLE                    52651
HALLIBURTON                    COM              406216101     2538   103383 SH       SOLE                   102293
HOME DEPOT, INC.               COM              437076102     2277    81133 SH       SOLE                    80293
HONEYWELL INTL INC COM         COM              438516106     2081    53318 SH       SOLE                    52748
HUDSON CITY BANCORP COM        COM              443683107     2130   173887 SH       SOLE                   172197
INTEL CORP                     COM              458140100     2205   113364 SH       SOLE                   112039
INTERNATIONAL BUS MACH COM     COM              459200101     3567    28885 SH       SOLE                    28575
JOHNSON & JOHNSON              COM              478160104     2690    45548 SH       SOLE                    45088
KIMBERLY CLARK                 COM              494368103     2406    39676 SH       SOLE                    39266
MERCK & CO INC COM             COM              58933Y105     2523    72150 SH       SOLE                    71450
MONSANTO CO NEW COM            COM              61166W101     1065    23047 SH       SOLE                    23047
NATIONAL FUEL GAS              COM              636180101     3126    68132 SH       SOLE                    67432
NORDSTROM                      COM              655664100     2535    78741 SH       SOLE                    77951
NUCOR CORP COM                 COM              670346105     2041    53312 SH       SOLE                    52777
PEPSICO INC                    COM              713448108     2695    44223 SH       SOLE                    43783
PFIZER INC                     COM              717081103      191    13402 SH       SOLE                    13402
PNC FINL SVCS GROUP COM        COM              693475105      337     5960 SH       SOLE                     5960
PUBLIC SVC ENTERPRISE COM      COM              744573106      282     8990 SH       SOLE                     8990
SYSCO CORP                     COM              871829107     2308    80783 SH       SOLE                    79823
TEXAS INSTRUMENTS              COM              882508104     2931   125901 SH       SOLE                   124601
UNION PACIFIC                  COM              907818108     2654    38175 SH       SOLE                    37755
UNITED TECHNOLOGIES            COM              913017109     2975    45830 SH       SOLE                    45370
VERIZON COMMUNICATIONS INC     COM              92343V104     2520    89951 SH       SOLE                    89096
ISHARES TR BARCLYS TIPS BD     OTHER            464287176     1808    16909 SH       SOLE                    16909
ISHARES TR HIGH YLD CORP       OTHER            464288513      983    11583 SH       SOLE                    11583
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1560    19254 SH       SOLE                    19254
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1711    21021 SH       SOLE                    21021
VANGUARD INDEX FDS MID CAP ETF OTHER            922908629     1319    22475 SH       SOLE                    22475
VANGUARD INDEX FDS REIT ETF    OTHER            922908553      899    19343 SH       SOLE                    19343
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     2713    75253 SH       SOLE                    75253
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     1837    40295 SH       SOLE                    40295
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     2884    77369 SH       SOLE                    77369
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1003    24578 SH       SOLE                    24578